Investment Portfolioas of July 31, 2022 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 46.4%
France 7.2%
Alstom SA	47,864	1,139,176
AXA SA	160,269	3,690,628
BNP Paribas SA	58,263	2,769,308
Bureau Veritas SA	19,969	550,362
Danone SA	24,844	1,371,090
EssilorLuxottica SA	5,304	829,927
Euroapi SA*	828	14,012
Orange SA	175,361	1,794,640
Sanofi	19,078	1,894,480
Veolia Environnement SA	49,945	1,249,480
Vinci SA	3,026	289,233
(Cost $18,123,924)		15,592,336
Germany 10.5%
Bayer AG (Registered)	47,185	2,755,413
BioNTech SE (ADR)	2,500	412,875
Deutsche Post AG (Registered)	15,780	632,631
Deutsche Telekom AG (Registered)	278,659	5,301,277
E.ON SE	458,125	4,118,657
Evonik Industries AG	71,262	1,517,089
Infineon Technologies AG	85,737	2,350,679
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,034	1,594,844
ProSiebenSat.1 Media SE	21,393	182,597
Volkswagen AG (Preference)	16,500	2,332,407
Vonovia SE	38,806	1,291,514
(Cost $25,028,266)		22,489,983
Ireland 1.0%
Medtronic PLC (a) (Cost $2,409,368)	22,896	2,118,338
Italy 0.5%
Enel SpA (b) (Cost $2,017,934)	214,943	1,081,663
Japan 2.8%
Daikin Industries Ltd.	4,900	860,120
Keyence Corp.	1,500	593,259
Panasonic Holdings Corp.	104,600	862,341
Secom Co., Ltd.	7,500	501,924
Takeda Pharmaceutical Co., Ltd.	80,000	2,354,602
Yaskawa Electric Corp.	23,000	803,542
(Cost $7,111,268)		5,975,788
Korea 0.5%
Samsung Electronics Co., Ltd. (Cost $1,115,301)	23,670	1,123,543
Netherlands 3.2%
ASML Holding NV	4,191	2,405,970

ING Groep NV	208,920	2,024,427
Koninklijke Ahold Delhaize NV	57,444	1,585,380
Koninklijke Philips NV	47,583	983,631
(Cost $8,771,334)		6,999,408
Switzerland 2.1%
Nestle SA (Registered)	6,339	775,871
Novartis AG (Registered)	20,602	1,769,033
Roche Holding AG (Genusschein)	4,994	1,656,867
Siemens Energy AG*	14,532	241,847
(Cost $3,625,163)		4,443,618
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $1,663,763)	175,000	2,991,005
United Kingdom 3.0%
Allfunds Group PLC	9,269	78,164
Compass Group PLC	45,318	1,063,697
Linde PLC * (a)	4,692	1,416,984
Smith & Nephew PLC	48,000	616,288
Unilever PLC	17,817	868,630
Vodafone Group PLC	1,578,000	2,325,635
(Cost $6,681,154)		6,369,398
United States 14.2%
Activision Blizzard, Inc.	29,899	2,390,425
Alphabet, Inc. "A"*	35,880	4,173,561
Amgen, Inc.	8,456	2,092,606
AT&T, Inc.	175,000	3,286,500
Intel Corp.	23,924	868,680
Johnson & Johnson	13,413	2,340,837
JPMorgan Chase & Co.	19,359	2,233,254
Microsoft Corp.	11,151	3,130,532
Netflix, Inc.*	3,934	884,757
PayPal Holdings, Inc.*	29,056	2,514,216
Pfizer, Inc.	44,311	2,238,149
Pinterest, Inc. "A"*	77,031	1,500,564
TE Connectivity Ltd.	8,479	1,133,897
Texas Instruments, Inc.	3,441	615,560
Union Pacific Corp.	1,140	259,122
Warner Bros Discovery, Inc.*	50,001	750,007
(Cost $30,066,398)		30,412,667
Total Common Stocks (Cost $106,613,873)		99,597,747

		Principal Amount ($) (c)	Value ($)

Bonds 27.2%
Australia 1.7%
Australia Government Bond, REG S, 0.25%, 11/21/2024 (Cost $4,069,901)	AUD	5,645,000	3,741,628
France 0.2%
BNP Paribas SA, REG S, 3-month EURIBOR + 0.85%, 0.672% (d), 9/22/2022 (Cost $395,694)	EUR	357,000	365,102

Germany 3.2%
KFW Government Guarantee, REG S, 0.125%, 5/16/2023		3,485,000	3,405,850
Kreditanstalt fuer Wiederaufbau, 0.25%, 10/19/2023		3,485,000	3,371,041
(Cost $6,941,995)			6,776,891
Norway 0.6%
Norway Government Bond, Series 475, REG S, 144A, 2.0%, 5/24/2023 (Cost $1,496,755)	NOK	13,708,000	1,412,640
Turkey 0.2%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	183,306
6.25%, 9/26/2022		200,000	199,700
7.375%, 2/5/2025		80,000	75,394
(Cost $492,255)			458,400
United States 21.3%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	2,926,924
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	173,893
Coty, Inc.:
REG S, 4.75%, 4/15/2026	EUR	1,151,000	1,082,269
144A, 6.5%, 4/15/2026 (b)		1,136,000	1,112,627
DISH DBS Corp., 7.75%, 7/1/2026		40,000	33,180
Howmet Aerospace, Inc., 5.125%, 10/1/2024		1,540,000	1,551,088
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	193,662
6.375%, 5/15/2029		100,000	106,175
U.S. Treasury Notes:
0.125%, 11/30/2022		5,000,000	4,957,031
0.125%, 5/15/2023		5,000,000	4,889,648
0.125%, 8/31/2023 (e)		5,000,000	4,849,219
0.875%, 9/30/2026		5,000,000	4,633,594
2.375%, 5/15/2029		4,000,000	3,915,469
2.5%, 4/30/2024		10,267,200	10,188,191
2.75%, 4/30/2023		4,000,000	3,992,812
VeriSign, Inc., 5.25%, 4/1/2025		300,000	306,273
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	774,296
(Cost $46,702,761)			45,686,351
Total Bonds (Cost $60,099,361)			58,441,012

	Shares	Value ($)

Exchange-Traded Funds 5.2%
iShares Biotechnology ETF	9,000	1,116,720
SPDR Gold MiniShares Trust * (b)	273,250	9,561,017
WisdomTree Artificial Intelligence UCITS ETF *	9,036	431,933
Total Exchange-Traded Funds (Cost $11,756,838)		11,109,670

Securities Lending Collateral 3.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (f) (g) (Cost $8,376,293)	8,376,293	8,376,293

Cash Equivalents 19.4%
DWS Central Cash Management Government Fund, 1.62% (f) (Cost $41,572,191)	41,572,191	41,572,191

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $228,418,556)	102.1	219,096,913
Other Assets and Liabilities, Net	(2.1)	(4,585,695)
Net Assets	100.0	214,511,218
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 3.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (f) (g)
2,897,670	5,478,623 (h)	—	—	—	44,709	—	8,376,293	8,376,293
Cash Equivalents 19.4%
DWS Central Cash Management Government Fund, 1.62% (f)
47,885,794	83,389,295	89,702,898	—	—	133,178	—	41,572,191	41,572,191
50,783,464	88,867,918	89,702,898	—	—	177,887	—	49,948,484	49,948,484

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2022 amounted to $8,198,362, which is 3.8% of net assets.

(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	At July 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

At July 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2022	83	9,957,841	10,054,672	(96,831)
DAX Index	EUR	9/16/2022	25	8,530,049	8,605,658	(75,609)
EURO-BOBL	EUR	9/8/2022	15	1,910,189	1,960,342	(50,153)
EURO-BUND	EUR	9/8/2022	92	14,269,610	14,822,664	(553,054)
NASDAQ 100 E-Mini Index	USD	9/16/2022	15	3,397,698	3,891,450	(493,752)
S&P 500 E-Mini Index	USD	9/16/2022	47	8,819,897	9,713,725	(893,828)
Total unrealized depreciation						(2,163,227)
At July 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,641,815	JPY	360,833,242	8/31/2022	70,162	Citigroup, Inc.
USD	1,109,039	EUR	1,090,884	8/31/2022	8,280	Toronto-Dominion Bank
USD	6,011,897	NOK	59,117,507	8/31/2022	109,492	JPMorgan Chase Securities, Inc.
USD	562,337	AUD	810,107	8/31/2022	4,003	JPMorgan Chase Securities, Inc.
USD	2,392,469	CHF	2,294,993	8/31/2022	24,711	JPMorgan Chase Securities, Inc.
USD	1,688,953	GBP	1,399,324	8/31/2022	16,339	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					232,987

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	44,700,956	USD	45,454,547	8/31/2022	(329,634)	Toronto-Dominion Bank
Currency Abbreviation(s)

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

At July 31, 2022 the DWS Global Macro Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Corporate Bonds
Health Care	24,174,055	21%
Communication Services	22,623,143	20%
Financials	19,532,618	17%
Information Technology	19,107,747	17%
Industrials	6,829,045	6%
Consumer Staples	6,795,867	6%
Utilities	6,449,800	6%
Consumer Discretionary	5,262,265	4%
Materials	2,934,073	2%
Real Estate	1,291,514	1%
Total	115,000,127	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$15,592,336	$—	$15,592,336
Germany	412,875	22,077,108	—	22,489,983
Ireland	2,118,338	—	—	2,118,338
Italy	—	1,081,663	—	1,081,663
Japan	—	5,975,788	—	5,975,788
Korea	—	1,123,543	—	1,123,543
Netherlands	—	6,999,408	—	6,999,408
Switzerland	—	4,443,618	—	4,443,618
Taiwan	—	2,991,005	—	2,991,005
United Kingdom	1,416,984	4,952,414	—	6,369,398
United States	30,412,667	—	—	30,412,667
Bonds (a)	—	58,441,012	—	58,441,012
Exchange-Traded Funds	10,677,737	431,933	—	11,109,670
Short-Term Investments (a)	49,948,484	—	—	49,948,484
Derivatives (b)
Forward Foreign Currency Contracts	—	232,987	—	232,987
Total	$94,987,085	$124,342,815	$—	$219,329,900

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,163,227)	$—	$—	$(2,163,227)
Forward Foreign Currency Contracts	—	(329,634)	—	(329,634)
Total	$(2,163,227)	$(329,634)	$—	$(2,492,861)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$ —	$ (1,463,189)

Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ (700,038)
Foreign Exchange Contracts	$ (96,647)	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH3
R-080548-1 (1/23)